Note 11 - Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Federal	$ 11,383,000	$ 10,134,000	$ 8,310,000
Current State	1,539,000	1,411,000	721,000
Current	12,922,000	11,545,000	9,031,000
Deferred Federal	(2,503,000)	(335,000)	(136,000)
Deferred State	(801,000)	(143,000)	(112,000)
Provision for deferred tax benefit	(3,304,000)	(478,000)	(248,000)
Total Federal	8,880,000	9,799,000	8,174,000
Total State	738,000	1,268,000	609,000
Income Tax Expense (Benefit), Total	9,618,000	11,067,000	8,783,000
Current	12,922,000	11,545,000	9,031,000
Deferred	$ (3,304,000)	$ (478,000)	$ (248,000)